Label	Element	Value
Tongon [Member]
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	$ 0
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	0
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	10,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	21,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	0
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	9,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	18,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	0
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	0
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	(1,000,000)
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	(3,000,000)
Acacia Mining PLC [Member]
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	42,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	82,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	48,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	90,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	63,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	120,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	68,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	118,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	11,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	37,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	12,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	13,000,000
Pueblo Viejo [Member]
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	70,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	136,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	74,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	139,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	119,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	257,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	122,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	250,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	48,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	118,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	47,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	108,000,000
Loulo Gounkoto [Member]
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	0
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	0
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	39,000,000
Cost of Sales, Attributable to Non-controlling Interests	abx_CostofSalesAttributabletoNoncontrollingInterests	73,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	0
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	0
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	49,000,000
Revenue, Attributable to Non-controlling Interests	abx_RevenueAttributabletoNoncontrollingInterests	91,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	0
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	0
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	9,000,000
Profit (loss), attributable to non-controlling interests	ifrs-full_ProfitLossAttributableToNoncontrollingInterests	16,000,000
Operating segments [member] | All other segments [member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(4,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(26,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(9,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(19,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	292,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	579,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	339,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	713,000,000
Profit (loss)	ifrs-full_ProfitLoss	93,000,000
Profit (loss)	ifrs-full_ProfitLoss	193,000,000
Profit (loss)	ifrs-full_ProfitLoss	20,000,000
Profit (loss)	ifrs-full_ProfitLoss	81,000,000
Depreciation expense	ifrs-full_DepreciationExpense	74,000,000
Depreciation expense	ifrs-full_DepreciationExpense	140,000,000
Depreciation expense	ifrs-full_DepreciationExpense	132,000,000
Depreciation expense	ifrs-full_DepreciationExpense	261,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	5,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	8,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	4,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	8,000,000
Revenue	ifrs-full_Revenue	468,000,000
Revenue	ifrs-full_Revenue	946,000,000
Revenue	ifrs-full_Revenue	504,000,000
Revenue	ifrs-full_Revenue	1,082,000,000
Operating segments [member] | Turquoise Ridge [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	1,000,000
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	40,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	78,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	48,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	87,000,000
Profit (loss)	ifrs-full_ProfitLoss	28,000,000
Profit (loss)	ifrs-full_ProfitLoss	67,000,000
Profit (loss)	ifrs-full_ProfitLoss	53,000,000
Profit (loss)	ifrs-full_ProfitLoss	107,000,000
Depreciation expense	ifrs-full_DepreciationExpense	7,000,000
Depreciation expense	ifrs-full_DepreciationExpense	14,000,000
Depreciation expense	ifrs-full_DepreciationExpense	9,000,000
Depreciation expense	ifrs-full_DepreciationExpense	15,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	1,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	1,000,000
Revenue	ifrs-full_Revenue	75,000,000
Revenue	ifrs-full_Revenue	159,000,000
Revenue	ifrs-full_Revenue	110,000,000
Revenue	ifrs-full_Revenue	210,000,000
Operating segments [member] | Goldstrike [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(3,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(1,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	3,000,000
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	3,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	138,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	282,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	150,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	310,000,000
Profit (loss)	ifrs-full_ProfitLoss	14,000,000
Profit (loss)	ifrs-full_ProfitLoss	62,000,000
Profit (loss)	ifrs-full_ProfitLoss	33,000,000
Profit (loss)	ifrs-full_ProfitLoss	116,000,000
Depreciation expense	ifrs-full_DepreciationExpense	54,000,000
Depreciation expense	ifrs-full_DepreciationExpense	115,000,000
Depreciation expense	ifrs-full_DepreciationExpense	53,000,000
Depreciation expense	ifrs-full_DepreciationExpense	119,000,000
Capital expenditures	abx_Capitalexpenditures	55,000,000
Capital expenditures	abx_Capitalexpenditures	118,000,000
Capital expenditures	abx_Capitalexpenditures	64,000,000
Capital expenditures	abx_Capitalexpenditures	119,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	5,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	5,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	2,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	4,000,000
Revenue	ifrs-full_Revenue	214,000,000
Revenue	ifrs-full_Revenue	465,000,000
Revenue	ifrs-full_Revenue	235,000,000
Revenue	ifrs-full_Revenue	546,000,000
Operating segments [member] | Kibali [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	1,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	51,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	103,000,000
Profit (loss)	ifrs-full_ProfitLoss	0
Profit (loss)	ifrs-full_ProfitLoss	0
Profit (loss)	ifrs-full_ProfitLoss	43,000,000
Profit (loss)	ifrs-full_ProfitLoss	53,000,000
Depreciation expense	ifrs-full_DepreciationExpense	0
Depreciation expense	ifrs-full_DepreciationExpense	0
Depreciation expense	ifrs-full_DepreciationExpense	31,000,000
Depreciation expense	ifrs-full_DepreciationExpense	87,000,000
Capital expenditures	abx_Capitalexpenditures	0
Capital expenditures	abx_Capitalexpenditures	0
Capital expenditures	abx_Capitalexpenditures	10,000,000
Capital expenditures	abx_Capitalexpenditures	20,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Revenue	ifrs-full_Revenue	0
Revenue	ifrs-full_Revenue	0
Revenue	ifrs-full_Revenue	125,000,000
Revenue	ifrs-full_Revenue	242,000,000
Operating segments [member] | Cortez1 [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(4,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(7,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(6,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(11,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	100,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	199,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	137,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	250,000,000
Profit (loss)	ifrs-full_ProfitLoss	179,000,000
Profit (loss)	ifrs-full_ProfitLoss	351,000,000
Profit (loss)	ifrs-full_ProfitLoss	158,000,000
Profit (loss)	ifrs-full_ProfitLoss	313,000,000
Depreciation expense	ifrs-full_DepreciationExpense	85,000,000
Depreciation expense	ifrs-full_DepreciationExpense	172,000,000
Depreciation expense	ifrs-full_DepreciationExpense	65,000,000
Depreciation expense	ifrs-full_DepreciationExpense	129,000,000
Capital expenditures	abx_Capitalexpenditures	87,000,000
Capital expenditures	abx_Capitalexpenditures	158,000,000
Capital expenditures	abx_Capitalexpenditures	88,000,000
Capital expenditures	abx_Capitalexpenditures	165,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	3,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	5,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	2,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	4,000,000
Revenue	ifrs-full_Revenue	371,000,000
Revenue	ifrs-full_Revenue	734,000,000
Revenue	ifrs-full_Revenue	368,000,000
Revenue	ifrs-full_Revenue	707,000,000
Operating segments [member] | Veladero[Member] [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	1,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	108,000,000
Profit (loss)	ifrs-full_ProfitLoss	22,000,000
Depreciation expense	ifrs-full_DepreciationExpense	61,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	1,000,000
Revenue	ifrs-full_Revenue	191,000,000
Operating segments [member] | Veladero [Member]
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	47,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	92,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	57,000,000
Profit (loss)	ifrs-full_ProfitLoss	27,000,000
Profit (loss)	ifrs-full_ProfitLoss	52,000,000
Profit (loss)	ifrs-full_ProfitLoss	12,000,000
Revenue	ifrs-full_Revenue	111,000,000
Revenue	ifrs-full_Revenue	212,000,000
Revenue	ifrs-full_Revenue	100,000,000
Operating segments [member] | Acacia Mining PLC [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(25,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(1,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(21,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(41,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	95,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	181,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	97,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	189,000,000
Profit (loss)	ifrs-full_ProfitLoss	33,000,000
Profit (loss)	ifrs-full_ProfitLoss	104,000,000
Profit (loss)	ifrs-full_ProfitLoss	36,000,000
Profit (loss)	ifrs-full_ProfitLoss	37,000,000
Depreciation expense	ifrs-full_DepreciationExpense	23,000,000
Depreciation expense	ifrs-full_DepreciationExpense	47,000,000
Depreciation expense	ifrs-full_DepreciationExpense	35,000,000
Depreciation expense	ifrs-full_DepreciationExpense	60,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Revenue	ifrs-full_Revenue	176,000,000
Revenue	ifrs-full_Revenue	333,000,000
Revenue	ifrs-full_Revenue	189,000,000
Revenue	ifrs-full_Revenue	327,000,000
Operating segments [member] | Pueblo Viejo [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(1,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(1,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(1,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(2,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	134,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	260,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	141,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	258,000,000
Profit (loss)	ifrs-full_ProfitLoss	115,000,000
Profit (loss)	ifrs-full_ProfitLoss	300,000,000
Profit (loss)	ifrs-full_ProfitLoss	122,000,000
Profit (loss)	ifrs-full_ProfitLoss	281,000,000
Depreciation expense	ifrs-full_DepreciationExpense	43,000,000
Depreciation expense	ifrs-full_DepreciationExpense	84,000,000
Depreciation expense	ifrs-full_DepreciationExpense	47,000,000
Depreciation expense	ifrs-full_DepreciationExpense	93,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	4,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	8,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	3,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	6,000,000
Revenue	ifrs-full_Revenue	297,000,000
Revenue	ifrs-full_Revenue	653,000,000
Revenue	ifrs-full_Revenue	314,000,000
Revenue	ifrs-full_Revenue	640,000,000
Operating segments [member] | Loulo Gounkoto [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(3,000,000)
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(6,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	110,000,000
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	220,000,000
Profit (loss)	ifrs-full_ProfitLoss	0
Profit (loss)	ifrs-full_ProfitLoss	0
Profit (loss)	ifrs-full_ProfitLoss	41,000,000
Profit (loss)	ifrs-full_ProfitLoss	77,000,000
Depreciation expense	ifrs-full_DepreciationExpense	0
Depreciation expense	ifrs-full_DepreciationExpense	0
Depreciation expense	ifrs-full_DepreciationExpense	87,000,000
Depreciation expense	ifrs-full_DepreciationExpense	146,000,000
Capital expenditures	abx_Capitalexpenditures	0
Capital expenditures	abx_Capitalexpenditures	0
Capital expenditures	abx_Capitalexpenditures	39,000,000
Capital expenditures	abx_Capitalexpenditures	89,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	2,000,000
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	4,000,000
Revenue	ifrs-full_Revenue	0
Revenue	ifrs-full_Revenue	0
Revenue	ifrs-full_Revenue	243,000,000
Revenue	ifrs-full_Revenue	453,000,000
Material reconciling items [member] | All other segments [member]
Capital expenditures	abx_Capitalexpenditures	0
Capital expenditures	abx_Capitalexpenditures	0
Capital expenditures	abx_Capitalexpenditures	(10,000,000)
Capital expenditures	abx_Capitalexpenditures	(20,000,000)
Material reconciling items [member] | Kibali [Member]
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	0
Other operating income (expense)	ifrs-full_OtherOperatingIncomeExpense	(1,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	0
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	(51,000,000)
Cost of Sales, Excluding Depreciation Expense	abx_CostofSalesExcludingDepreciationExpense	(103,000,000)
Profit (loss)	ifrs-full_ProfitLoss	0
Profit (loss)	ifrs-full_ProfitLoss	0
Profit (loss)	ifrs-full_ProfitLoss	(43,000,000)
Profit (loss)	ifrs-full_ProfitLoss	(53,000,000)
Depreciation expense	ifrs-full_DepreciationExpense	0
Depreciation expense	ifrs-full_DepreciationExpense	0
Depreciation expense	ifrs-full_DepreciationExpense	(31,000,000)
Depreciation expense	ifrs-full_DepreciationExpense	(87,000,000)
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Expense arising from exploration for and evaluation of mineral resources	ifrs-full_ExpenseArisingFromExplorationForAndEvaluationOfMineralResources	0
Revenue	ifrs-full_Revenue	0
Revenue	ifrs-full_Revenue	0
Revenue	ifrs-full_Revenue	(125,000,000)
Revenue	ifrs-full_Revenue	(242,000,000)
Increase (decrease) due to application of IFRS 15 [member]
Profit (loss)	ifrs-full_ProfitLoss	64,000,000
MALI | ARGENTINA
Tax Effect Of Net Exchange Differences	abx_TaxEffectOfNetExchangeDifferences	13,000,000
Retained earnings [member] | Increase (decrease) due to application of IFRS 15 [member]
Profit (loss)	ifrs-full_ProfitLoss	64,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to application of IFRS 15 [member]
Profit (loss)	ifrs-full_ProfitLoss	$ 64,000,000